Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure
Pay Versus Performance Table
(a) Year	(b) Summary Compensation Table Total for PEO ($)	(c) Compensation Actually Paid to PEO ($)	(d) Actual Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	(e) Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2024	150,000	150,000	384,600	384,600
2023	223,800	223,800	379,200	379,200
2022	123,000	123,000	261,150	261,150

Named Executive Officers, Footnote [Text Block]

•	During 2024, our Chief Executive Officer was Michael S. Liebowitz. During 2023, our Chief Executive Officers were Michael A Feinstein, M.D. and Michael S. Liebowitz. During 2022, our Chief Executive Officer was Michael A. Feinstein, M.D.

•	During 2024, 2023 and 2022, our remaining NEO’s consisted of Terry W. Stovold, Chief Operating Officer and Mathew C. Winger, Executive Vice President of Corporate Development. Mr. Winger’s appointment to this position was effective on October 1, 2022. The amount reported in Column (e) includes the $125,000 annualized value of Mr. Winger’s base salary in 2022.

PEO Total Compensation Amount	$ 150,000	$ 223,800	$ 123,000
PEO Actually Paid Compensation Amount	150,000	223,800	123,000
Non-PEO NEO Average Total Compensation Amount	384,600	379,200	261,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 384,600	$ 379,200	$ 261,150
PEO Name	Michael S. Liebowitz	Michael A Feinstein, M.D. and Michael S. Liebowitz	Michael A. Feinstein, M.D